Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Gross Balance for Right of Use Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	$ 167,441	$ 176,795
Depreciation of the period	(29,993)	(31,857)
Balance as of December 31, 2019	146,008	167,441
Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	167,265	176,795
Balance as of December 31, 2019	145,906	167,265
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	176
Balance as of December 31, 2019	102	176
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	197,255	176,795
Additions of the period	9,250	25,814
Disposals due to early termination	(9,707)	(16,953)
Remeasurements of the liability due to modifications	747
Inflation indexation adjustments	2,701	9,488
Exchange rate difference	(4,081)	2,111
Balance as of December 31, 2019	196,165	197,255
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	197,065	176,795
Additions of the period	9,250	25,624
Disposals due to early termination	(9,707)	(16,953)
Remeasurements of the liability due to modifications	747
Inflation indexation adjustments	2,701	9,488
Exchange rate difference	(4,064)	2,111
Balance as of December 31, 2019	195,992	197,065
Gross assets [member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	190
Additions of the period		190
Exchange rate difference	(17)
Balance as of December 31, 2019	173	190
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	(29,814)
Depreciation of the period	(29,993)	(31,857)
Disposals due to early termination	8,738	(2,590)
Exchange rate difference	912	(547)
Balance as of December 31, 2019	(50,157)	(29,814)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	(29,800)
Depreciation of the period	(29,936)	(31,843)
Disposals due to early termination	8,738	(2,590)
Exchange rate difference	912	(547)
Balance as of December 31, 2019	(50,086)	(29,800)
Accumulated Depreciation [Member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2019	(14)
Depreciation of the period	(57)	(14)
Balance as of December 31, 2019	$ (71)	$ (14)